Finance costs (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance cost [Abstract]
Unwind of discount	$ 29,245	$ 12,774	$ 6,287
Interest expense on lease liabilities	745	636	277
Convertible bond interest expense	6,419	0	0
Interest expense	82	148	46
Bank fees	445	206	83
Finance costs	36,936	13,772	6,693
Unwind of discount on convertible bonds	13,773	0	0
Unwind of discount on contingent consideration liabilities	14,738	11,394	4,957
Unwind of discount on provisions	383	419	252
Unwind of discount on contract liabilities	$ 711	$ 969	$ 1,078